LEASE LIABILITIES (Details 1)	Jun. 30, 2024 CAD ($)
LEASE LIABILITIES
Less than one year	$ 720,535
One to five years	1,869,942
More than five years	1,077,326
Total undiscounted lease obligation	$ 3,667,803